Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Significant Accounting Policies [Line Items]
Advertising expenses	$ 10,377	$ 6,464	$ 3,167
Shipping and handling costs	718	703	489
Cash and cash equivalents, denominated in RMB	$ 105,865	$ 110,342
Foreign currency risk, cash and cash equivalents, represented amount, percent	89.80%	93.50%
Accounts Receivable | Concentration Risk Customer One
Significant Accounting Policies [Line Items]
One customer's accounts receivable, Maximum percentage	13.10%	21.70%
Beijing Champion Hi-Tech Co Ltd ("Beijing Champion")
Significant Accounting Policies [Line Items]
Recognized revenues before business tax and related surcharges in connection with expired study cards	$ 101	$ 114	$ 164
Business tax and related surcharges, percent	3.00%	3.00%	3.00%
Business tax and related surcharges, amount	$ 2,996	$ 2,699	$ 1,986
PRC value added tax ("VAT"), general rate	13.00%
Beijing Champion Distance Education Technology Co., Ltd. ("Champion Technology")
Significant Accounting Policies [Line Items]
PRC value added tax ("VAT"), general rate	6.00%
Beijing Champion Education Technology Co Ltd ("Champion Education Technology")
Significant Accounting Policies [Line Items]
PRC value added tax ("VAT"), general rate	3.00%